Bank Loans (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Bank Loans [Line Items]
Bank loans		$ 30
Short-term bank loans interest expense	$ 1,100	$ 1,000
Weighted average interest rate		3.20%	2.78%	2.78%
Real estate amount				$ 42,100	$ 41,300
Aggregate credit line			¥ 620.9	91,200
Bank Loans of Credit Line [Member]
Bank Loans [Line Items]
Aggregate credit line			¥ 854.0	$ 125,400